Securities (Tables)	12 Months Ended
Jun. 30, 2023
Securities [Abstract]
Schedule of Gross Unrealized or Unrecognized Gains and Losses	The gains and losses are as follows:
	2023
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$12,649	$-	$569	$12,080

Held-to-maturity Securities
Agency mortgage-backed: residential	$274	$-	$15	$259
	2022
(in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$10,477	$-	$-	$10,477

Held-to-maturity Securities
Agency mortgage-backed: residential	$339	$2	$18	$323